Common Stock Warrants - Schedule of Common Stock Warrant Activity (Details) - Common Stock Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Warrant Activity [Line Items]
Beginning balance, Number of warrants	5,102,385	7,527,404	7,277,404
Beginning balance, Weighted Average Exercise Price	$ 2.15		$ 1.49
Issued, Number of warrants	5,250,146	3,398,869	250,000
Issued, Weighted Average Exercise Price	$ 0.55	$ 0.01	$ 0.01
Exercised, Number of warrants	2,030,812	750,000	0
Exercised, Weighted Average Exercise Price	$ 0.02	$ 0.01
Ending balance, Number of warrants	8,321,719	5,102,385	7,527,404
Ending balance, Weighted Average Exercise Price	$ 1.66	$ 1.08	$ 1.45
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Cancelled
Share Based Compensation Arrangement By Share Based Payment Award Non Option Equity Instruments Issued Weighted Average cancelled Price
Previously Reported [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Beginning balance, Number of warrants	10,176,273
Beginning balance, Weighted Average Exercise Price	$ 1.08
Ending balance, Number of warrants		10,176,273
Retroactive application of reverse recapitalization [Member]
Schedule of Common Stock Warrant Activity [Line Items]
Beginning balance, Number of warrants	(5,073,888)
Ending balance, Number of warrants		(5,073,888)